Reconciliation of Cash Cash Equivalents and Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 359,453	$ 274,483	$ 180,519		$ 194,211
Restricted cash included in restricted assets-current	19,515	44,393	19,328		19,322
Restricted cash included in other assets	2,555	2,301	2,309		2,359
Total cash ,cash equivalents, and restricted cash	$ 381,523	$ 321,177	$ 202,156	[1]	$ 215,892	[1]	$ 179,584

[1]	The restricted cash is only included in the amount of "as adjusted" item.